Summary of Significant Accounting Policies (Details) - Schedule of Earnings Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Earnings Per Share [Abstract]
Net income allocated to common shareholders, basic and diluted	$ 933,000	$ 1,590,000
EARNINGS PER SHARE	$ 0.11	$ 0.19
Weighted average common shares outstanding, basic and diluted	8,131,568	8,213,407